Discontinued operations - Summary of Credit Risk Exposure relating to Discontinued Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at carrying value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 2,791	€ 35,572
Financial assets at carrying value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	2,665	3,524
Financial assets at carrying value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	53	31,200
Financial assets at carrying value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	0	788
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	2,777	38,654
Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	2,665	3,524
Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	40	34,254
Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	0	€ 816
Discontinued operations [member] | Financial assets at carrying value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	31,808
Discontinued operations [member] | Financial assets at carrying value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	26
Discontinued operations [member] | Financial assets at carrying value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	31,430
Discontinued operations [member] | Financial assets at carrying value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	352
Discontinued operations [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	28,840
Discontinued operations [member] | Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	26
Discontinued operations [member] | Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	28,477
Discontinued operations [member] | Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 337